Cover Page	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Allego N.V.
Entity Central Index Key	0001874474
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	false